Other Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2025
Other Real Estate [Abstract]
Other Real Estate and Other Assets Acquired in Settlement of Loans	Other Real Estate and Other Assets Acquired in Settlement of Loans
The following table shows the balance of the Company's other real estate and other assets acquired in the settlement of loans for the years indicated:

	December 31,
(dollars in thousands)	2025	2024
Real estate construction - commercial	$—	$2,549
Real estate mortgage - residential	—	42
Real estate mortgage - commercial	98	858
Total	98	3,449
Less valuation allowance for other real estate owned	—	(2,003)
Total other real estate owned	$98	$1,446
Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Balance, beginning of year	$2,003	$5,950	$2,664
Provision for (release of) other real estate owned	(41)	(127)	4,729
Charge-offs	(1,962)	(3,820)	(1,443)
Balance, end of year	$—	$2,003	$5,950